ACCOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

	March 31, 2024	December 31, 2023
Trades receivables	$136,455	$119,094
Income tax advances	30,748	52,003
Interest receivable	35,810	17,494
Due from shareholders	873	843
	$203,886	$189,434

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2024

(Expressed in Canadian dollars)

(Unaudited)